Debt and Warrant Liabilities - Seed financing notes (Details) - USD ($) $ / shares in Units, $ in Millions	9 Months Ended	12 Months Ended	108 Months Ended	129 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2024
Debt and Warrant Liabilities
Exercise price of warrant	$ 0.01	$ 0.01		$ 0.01
Seed financing warrants | Series B units
Debt and Warrant Liabilities
Exercise price of warrant	$ 0.01	$ 0.01		$ 0.01
Term of warrant	10 years	10 years		10 years
Percentage of issued and outstanding units on calculation of warrant to acquire	3.00%	3.00%
Seed financing notes
Debt and Warrant Liabilities
Loan amount	$ 7.5	$ 6.5	$ 6.5	$ 7.5
Seed financing notes | Minimum
Debt and Warrant Liabilities
Interest rate	7.80%		7.80%	7.80%
Default interest rate			15.00%	15.00%
Seed financing notes | Maximum
Debt and Warrant Liabilities
Interest rate	12.00%		12.00%	12.00%
Default interest rate			18.00%	18.00%